Note 7 - Operating Profit (Loss) - Charges to Operating Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Amortization of intangible assets	$ 850	$ 815	$ 546
Depreciation of property, plant and equipment	770	638	401
Auditors' remuneration - audit fees	177	163	161
Auditors' remuneration - tax services	12	12	11
Directors’ emoluments	693	676	398
(Gain)/loss on disposal of Solar Developments	13	(769)	(1,589)
Land and buildings [member]
Statement Line Items [Line Items]
Operating lease costs - land and buildings	0	0	0
Vehicles [member]
Statement Line Items [Line Items]
Operating lease costs - land and buildings	0	0	0
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Operating lease costs - land and buildings	$ 0	$ 0	$ 0